Schedule of Transactions with Related Parties (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Borrowing from a related party		$ 111,690
Repayment of the borrowing from a related party		143,602
Payment of professional fees on behalf of the Company		$ 355,450
HOSAYSAN [Member]
Defined Benefit Plan Disclosure [Line Items]
Related Party Transaction, Description of Transaction	Borrowing from a related party
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Related Party Transaction, Description of Transaction	Repayment of the borrowing from a related party
The Sire Group Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Related Party Transaction, Description of Transaction	Payment of professional fees on behalf of the Company